Accounts payable and other liabilities	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
Accounts payable and other liabilities
11.
Accounts payable and other liabilities

Accounts payable and other liabilities is comprised of the following balances:

	As of December 31,
	2021	2020
Accounts payable	$18,599	$27,160
Other payables (1)	46,824	37,357
Accrued liabilities (2)	72,328	86,433
Payroll liabilities	35,780	32,040
Provisions and contingent liabilities (3)	38,310	48,734
Total	$211,841	$231,724

(1)
Other payables mainly consist of sales tax and value added tax payable and other miscellaneous payables.
(2)
Accrued liabilities mainly consist of general accrued expenses and external interest payable.
(3)
Provisions and contingent liabilities mainly consist of uncertain tax positions, allowance for credit losses related to financial guarantees and merchant overdrafts, and provisions recognized for certain litigation claims.